Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of Balance Sheet Information Related to Leases
The balances for the leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,
	2022	2023
Operating lease
Land use rights, net	393,561	401,901
Right-of-use assets, net	1,954,618	1,455,865

Total operating lease assets	2,348,179	1,857,766

Operating lease liabilities - current	490,811	365,999
Operating lease liabilities - non current	1,854,576	1,490,882

Total operating lease liabilities	2,345,387	1,856,881

	As of December 31,
	2022	2023

Finance lease
Property, plant and equipment, at cost	1,001,820	1,001,820
Accumulated depreciation	(25,046)	(75,137)

Property, plant and equipment, net	976,774	926,683

Finance lease liabilities - current	128,279	34,382
Finance lease liabilities - non current	797,743	777,697

Total finance lease liabilities	926,022	812,079

Summary of Components of Operating Lease Expense
The components of lease expense are as follows within the consolidated statements of comprehensive loss:

	For the Year Ended December 31,
	2021	2022	2023

Operating lease expense:
Operating lease expense	340,744	595,032	540,688
Short-term lease expense	102,901	265,800	231,467

Total operating lease expenses	443,645	860,832	772,155

Finance lease expense:
Amortization expense	—	25,046	50,091
Interest expense	—	22,846	40,205

Total finance lease expenses	—	47,892	90,296

Total lease expenses	443,645	908,724	862,451

Schedule of Other Information Related to Operating Leases
Other information related to operating leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2021	2022	2023
Weighted-average remaining lease term
Operating leases	5.3 years	5.1 years	4.6 years
Finance leases	—	6.6 years	5.6 years
Land use rights	—	49.5 years	49.0 years
Weighted-average discount rate
Operating leases	4.71%	4.78%	4.85%
Finance leases	—	4.90%	4.90%
Land use rights	—	4.90%	4.90%

Summary of Cash Flow Information Related to Leases
Supplemental cash flow information related to leases where the Group is the lessee is as follows:

	For the Year Ended December 31,
	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	289,456	486,260	268,290
Operating cash outflows from finance leases (interest payments)	—	22,846	40,205
Financing cash outflows from finance leases	—	15,355	113,943
Leased assets obtained in exchange for operating lease liabilities net of decrease in leased assets for early terminations	1,329,021	1,162,151	(316,558)
Leased assets obtained in exchange for finance lease liabilities	—	1,001,820	—

Summary of Maturities of The Group's Operating Lease Liabilities
As of December 31, 2023, the maturities of the Group’s lease liabilities (excluding short-term leases) are as follows:

	As of December 31, 2023
	Finance Lease	Operating Lease
Within 1 year	59,371	444,268
Between 1 and 2 years	31,767	324,645
Between 2 and 3 years	31,767	276,070
Between 3 and 4 years	34,835	188,382
Between 4 and 5 years	31,767	155,199
Thereafter	825,955	797,075
Total minimum lease payments	1,015,462	2,185,639
Less: Interest	(203,383)	(328,758)
Present value of lease obligations	812,079	1,856,881
Less: Current portion	(34,382)	(365,999)

Non - current portion of lease obligations	777,697	1,490,882

Schedule Of Balance Sheet Information Of Lessor Related To Leases
The balances for the factory lease where the Group is the lessor are presented as follows within the consolidated balance sheets:

	As of December 31,
	2022	2023
Other current assets
Finance lease receivables, current portion, net	—	11,100
Other non-current assets
Finance lease receivables, non-current portion, net	—	205,118

Total Finance lease receivables, net	—	216,218

Schedule Of Net Investment In sale Type Leases Receivable
The net investment in the sales-type lease consisted of:

	As of December 31,
	2021	2022	2023
Total minimum lease payments receivable	—	—	240,023
Unguaranteed residuals	—	—	27,736
Less: Unearned income	—	—	(51,541)

Net investment in lease payments receivable	—	—	216,218

Current portion	—	—	11,100

Non-current portion	—	—	205,118

Sales Type And Direct Financing Leases Lease Receivable Maturity
Future minimum lease payments to be received for the sales-type lease for the five succe
e
ding fiscal years as of the December 31, 2023 are as follows:

As of December 31,
2023
Within 1 year	20,002
Between 1 and 2 years	16,001
Between 2 and 3 years	16,001
Between 3 and 4 years	16,001
Between 4 and 5 years	16,001
Thereafter	156,017

Total minimum lease payments receivable	240,023
Unguaranteed residuals	27,736
Less: Unearned income	(51,541)

Net investment in sales-type lease	216,218